Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Charter Bridge Capital Management, L.P.

Address:  	1350 Avenue of the Americas
		Suite 700
		New York, NY 10019


Form 13F File Number:    028-14697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Roeck
Title:	Chief Financial Officer & Chief Operating Officer
Phone:	(212) 484-3800

Signature, Place, and Date of Signing:

/s/ George Roeck		New York, NY		November 14, 2012
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

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Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Third quarter 2012

Form 13F Information Table Entry Total:  	24

Form 13F Information Table Value Total:  	$213,049
						(thousands)

List of Other Included Managers:		None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----


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
							FORM 13F INFORMATION TABLE


Column 				Column 		Column 		Column 	Column 				Column	Column	Column
1				2		3		4	5				6	7	8
-------------------		---------	---------	-------	----------------------------	------	-------	---------
NAME				TITLE					SH
OF				OF				VALUE	OR PRN		SH/	PUT/	INVST	OTR	VTNG
ISSUER				CLS		CUSIP		x$1000	AMT		PRN	CALL	DSCRTN	MGR	AUTHORITY
-------------------		---------	---------	-------	------		------	----	------	-------	---------

AEROPOSTALE			COM		007865108	6,373	471,000 	SH		SOLE	NONE	SOLE
AMC NETWORKS INC		CL A		00164V103	10,010	230,000		SH	CALL	SOLE	NONE	SOLE
BABCOCK & WILCOX CO NEW		COM		05615F102	7,666 	301,000 	SH		SOLE	NONE	SOLE
BRUNSWICK CORP			COM		117043109	7,174 	317,000 	SH		SOLE	NONE	SOLE
CABELAS INC			COM		126804301	6,240 	114,126 	SH		SOLE	NONE	SOLE
CHARTER COMMUNICATIONS INC D	CL A NEW	16117M305	10,250 	136,539 	SH		SOLE	NONE	SOLE
CROCS INC			COM		227046109	7,612 	469,603 	SH		SOLE	NONE	SOLE
DOLLAR GEN CORP NEW		COM		256677105	10,875 	211,000 	SH		SOLE	NONE	SOLE
FIFTH & PAC COS INC		COM		316645100	3,185 	249,235 	SH		SOLE	NONE	SOLE
HERTZ GLOBAL HOLDINGS INC	COM		42805T105	15,262 	1,111,587	SH		SOLE	NONE	SOLE
IMAX CORP			COM		45245E109	6,088 	305,797 	SH		SOLE	NONE	SOLE
JARDEN CORP			COM		471109108	14,795 	280,000 	SH		SOLE	NONE	SOLE
KOHLS CORP			COM		500255104	7,683 	150,000 	SH		SOLE	NONE	SOLE
LIBERTY MEDIA CORPORATION	LIB CAP COM A	530322106	12,500 	120,000 	SH		SOLE	NONE	SOLE
MARRIOTT VACATIONS WRLDWDE C	COM		57164Y107	12,846 	356,636 	SH		SOLE	NONE	SOLE
METROPCS COMMUNICATIONS INC	COM		591708102	9,013 	769,667 	SH		SOLE	NONE	SOLE
NATIONAL CINEMEDIA INC		COM		635309107	5,242 	320,194 	SH		SOLE	NONE	SOLE
PRICELINE COM INC		COM NEW		741503403	9,281 	15,000 		SH		SOLE	NONE	SOLE
RALPH LAUREN CORP		CL A		751212101	10,359 	68,500 		SH		SOLE	NONE	SOLE
SBA COMMUNICATIONS CORP		COM		78388J106	8,139 	129,400 	SH		SOLE	NONE	SOLE
SALLY BEAUTY HLDGS INC		COM		79546E104	9,459 	377,000 	SH		SOLE	NONE	SOLE
STARBUCKS CORP			COM		855244109	9,135 	180,000 	SH		SOLE	NONE	SOLE
TUMI HLDGS INC			COM		89969Q104	3,971 	168,700 	SH		SOLE	NONE	SOLE
ULTA SALON COSMETCS & FRAG I	COM		90384S303	9,891 	102,700 	SH		SOLE	NONE	SOLE



